Credit Risk - Summary of ECL Reconciliation For Other Business Segments (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Ending balance	£ 807
Recoveries net of collection costs	(42)	£ (54)	£ (65)
Income statement charge/(release) for the year	153	203	67
Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Ending balance	143
Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Ending balance	307
Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Ending balance	357
Total exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	300,286
New assets originated or purchased	87,039
Other	(24,549)
Assets derecognised - closed good	(56,656)
Assets derecognised - written off	(656)
Ending balance	305,464	300,286
Net movement in the year	5,178
Expected credit loss [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	1,151
Change in economic scenarios	(16)
Changes to model	(7)
Net remeasurement of ECL on stage transfer	99
New assets originated or purchased	89
Other	140
Assets derecognised - closed good	(115)
Assets derecognised - written off	(534)
Ending balance	807	1,151
Net movement in the year	(344)
Charge/(release) to the Income Statement	190
Recoveries net of collection costs	(36)
Income statement charge/(release) for the year	154
Corporate and commercial banking [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Income statement charge/(release) for the year	23	13	29
Corporate and commercial banking [member] | Total exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	23,671
New assets originated or purchased	9,399
Other	819
Assets derecognised - closed good	(10,949)
Assets derecognised - written off	(105)
Ending balance	22,835	23,671
Net movement in the year	(836)
Corporate and commercial banking [member] | Expected credit loss [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	249
Change in economic scenarios	2
Net remeasurement of ECL on stage transfer	21
New assets originated or purchased	18
Other	31
Assets derecognised - closed good	(42)
Assets derecognised - written off	(97)
Ending balance	182	249
Net movement in the year	(67)
Charge/(release) to the Income Statement	30
Recoveries net of collection costs	(7)
Income statement charge/(release) for the year	23
Corporate and investment banking [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Income statement charge/(release) for the year	14	174	21
Corporate and investment banking [member] | Total exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	27,064
New assets originated or purchased	36,059
Other	(2,270)
Assets derecognised - closed good	(19,010)
Assets derecognised - written off	(299)
Ending balance	41,544	27,064
Net movement in the year	14,480
Corporate and investment banking [member] | Expected credit loss [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	258
Changes to model	(9)
New assets originated or purchased	7
Other	29
Assets derecognised - closed good	(15)
Assets derecognised - written off	(252)
Ending balance	18	258
Net movement in the year	(240)
Charge/(release) to the Income Statement	12
Recoveries net of collection costs	2
Income statement charge/(release) for the year	14
Corporate centre [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Income statement charge/(release) for the year	(8)	(20)	£ (4)
Corporate centre [member] | Total exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	57,425
New assets originated or purchased	7,530
Other	(14,629)
Assets derecognised - closed good	(5,043)
Assets derecognised - written off	(3)
Ending balance	45,280	57,425
Net movement in the year	(12,145)
Corporate centre [member] | Expected credit loss [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	19
Change in economic scenarios	1
Net remeasurement of ECL on stage transfer	(1)
New assets originated or purchased	2
Other	(1)
Assets derecognised - closed good	(4)
Assets derecognised - written off	(3)
Ending balance	13	19
Net movement in the year	(6)
Charge/(release) to the Income Statement	(3)
Recoveries net of collection costs	(4)
Income statement charge/(release) for the year	(7)
Financial instruments not credit-impaired [member] | Subject to 12-month ECL [member] | Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	285,133
Transfer to lifetime ECL (not-credit impaired)	(4,190)
Transfer to credit impaired	(445)
Transfer to 12-month ECL	3,325
Transfer from credit impaired	17
Transfers of financial instruments	(1,293)
New assets originated or purchased	85,933
Other	(24,306)
Assets derecognised - closed good	(54,585)
Ending balance	290,882	285,133
Net movement in the year	5,749
Financial instruments not credit-impaired [member] | Subject to Lifetime ECL [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	12,110
Transfer to lifetime ECL (not-credit impaired)	4,190
Transfer to credit impaired	(603)
Transfer to 12-month ECL	(3,325)
Transfer from credit impaired	443
Transfers of financial instruments	705
New assets originated or purchased	1,087
Other	(295)
Assets derecognised - closed good	(1,596)
Ending balance	12,011	12,110
Net movement in the year	(99)
Financial instruments not credit-impaired [member] | Stage 1 ECL [member] | Subject to 12-month ECL [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	176
Change in economic scenarios	4
Changes to model	(1)
Transfer to lifetime ECL (not-credit impaired)	(11)
Transfer to credit impaired	(8)
Transfer to 12-month ECL	68
Transfer from credit impaired	6
Transfers of financial instruments	55
Net remeasurement of ECL on stage transfer	(63)
New assets originated or purchased	43
Other	(20)
Assets derecognised - closed good	(51)
Ending balance	143	176
Net movement in the year	(33)
Charge/(release) to the Income Statement	(33)
Income statement charge/(release) for the year	(33)
Financial instruments not credit-impaired [member] | Stage 2 ECL [member] | Subject to Lifetime ECL [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	284
Change in economic scenarios	(12)
Changes to model	2
Transfer to lifetime ECL (not-credit impaired)	11
Transfer to credit impaired	(23)
Transfer to 12-month ECL	(68)
Transfer from credit impaired	27
Transfers of financial instruments	(53)
Net remeasurement of ECL on stage transfer	83
New assets originated or purchased	34
Other	(11)
Assets derecognised - closed good	(20)
Ending balance	307	284
Net movement in the year	23
Charge/(release) to the Income Statement	23
Income statement charge/(release) for the year	23
Financial instruments not credit-impaired [member] | Corporate and commercial banking [member] | Subject to 12-month ECL [member] | Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	22,417
Transfer to lifetime ECL (not-credit impaired)	(670)
Transfer to credit impaired	(41)
Transfer to 12-month ECL	200
Transfer from credit impaired	2
Transfers of financial instruments	(509)
New assets originated or purchased	9,115
Other	879
Assets derecognised - closed good	(10,569)
Ending balance	21,333	22,417
Net movement in the year	(1,084)
Financial instruments not credit-impaired [member] | Corporate and commercial banking [member] | Subject to Lifetime ECL [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	866
Transfer to lifetime ECL (not-credit impaired)	670
Transfer to credit impaired	(31)
Transfer to 12-month ECL	(200)
Transfer from credit impaired	2
Transfers of financial instruments	441
New assets originated or purchased	281
Other	(58)
Assets derecognised - closed good	(304)
Ending balance	1,226	866
Net movement in the year	360
Financial instruments not credit-impaired [member] | Corporate and commercial banking [member] | Stage 1 ECL [member] | Subject to 12-month ECL [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	43
Change in economic scenarios	5
Transfer to lifetime ECL (not-credit impaired)	(3)
Transfer to 12-month ECL	8
Transfer from credit impaired	1
Transfers of financial instruments	6
Net remeasurement of ECL on stage transfer	(7)
New assets originated or purchased	12
Other	(3)
Assets derecognised - closed good	(19)
Ending balance	37	43
Net movement in the year	(6)
Charge/(release) to the Income Statement	(6)
Income statement charge/(release) for the year	(6)
Financial instruments not credit-impaired [member] | Corporate and commercial banking [member] | Stage 2 ECL [member] | Subject to Lifetime ECL [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	33
Change in economic scenarios	(3)
Transfer to lifetime ECL (not-credit impaired)	3
Transfer to credit impaired	(1)
Transfer to 12-month ECL	(8)
Transfer from credit impaired	1
Transfers of financial instruments	(5)
Net remeasurement of ECL on stage transfer	10
New assets originated or purchased	5
Other	(3)
Assets derecognised - closed good	(5)
Ending balance	32	33
Net movement in the year	(1)
Charge/(release) to the Income Statement	(1)
Income statement charge/(release) for the year	(1)
Financial instruments not credit-impaired [member] | Corporate and investment banking [member] | Subject to 12-month ECL [member] | Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	26,583
Transfer to lifetime ECL (not-credit impaired)	(2)
New assets originated or purchased	35,926
Other	(2,306)
Assets derecognised - closed good	(18,817)
Ending balance	41,384	26,583
Net movement in the year	14,801
Financial instruments not credit-impaired [member] | Corporate and investment banking [member] | Subject to Lifetime ECL [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	109
Transfer to lifetime ECL (not-credit impaired)	2
New assets originated or purchased	133
Other	83
Assets derecognised - closed good	(193)
Ending balance	134	109
Net movement in the year	25
Financial instruments not credit-impaired [member] | Corporate and investment banking [member] | Stage 1 ECL [member] | Subject to 12-month ECL [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	16
New assets originated or purchased	4
Other	(1)
Assets derecognised - closed good	(14)
Ending balance	5	16
Net movement in the year	(11)
Charge/(release) to the Income Statement	(11)
Income statement charge/(release) for the year	(11)
Financial instruments not credit-impaired [member] | Corporate and investment banking [member] | Stage 2 ECL [member] | Subject to Lifetime ECL [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
New assets originated or purchased	3
Other	1
Assets derecognised - closed good	(1)
Ending balance	3
Net movement in the year	3
Charge/(release) to the Income Statement	3
Income statement charge/(release) for the year	3
Financial instruments not credit-impaired [member] | Corporate centre [member] | Subject to 12-month ECL [member] | Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	57,155
Transfer to lifetime ECL (not-credit impaired)	(111)
Transfer to 12-month ECL	133
Transfers of financial instruments	22
New assets originated or purchased	7,526
Other	(14,626)
Assets derecognised - closed good	(4,943)
Ending balance	45,134	57,155
Net movement in the year	(12,021)
Financial instruments not credit-impaired [member] | Corporate centre [member] | Subject to Lifetime ECL [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	250
Transfer to lifetime ECL (not-credit impaired)	111
Transfer to credit impaired	(4)
Transfer to 12-month ECL	(133)
Transfer from credit impaired	3
Transfers of financial instruments	(23)
New assets originated or purchased	2
Other	(6)
Assets derecognised - closed good	(92)
Ending balance	131	250
Net movement in the year	(119)
Financial instruments not credit-impaired [member] | Corporate centre [member] | Stage 1 ECL [member] | Subject to 12-month ECL [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	7
Change in economic scenarios	1
Transfer to lifetime ECL (not-credit impaired)	(1)
Transfer to 12-month ECL	3
Transfers of financial instruments	2
Net remeasurement of ECL on stage transfer	(2)
New assets originated or purchased	1
Other	(2)
Assets derecognised - closed good	(2)
Ending balance	5	7
Net movement in the year	(2)
Charge/(release) to the Income Statement	(2)
Income statement charge/(release) for the year	(2)
Financial instruments not credit-impaired [member] | Corporate centre [member] | Stage 2 ECL [member] | Subject to Lifetime ECL [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	4
Transfer to lifetime ECL (not-credit impaired)	1
Transfer to 12-month ECL	(3)
Transfer from credit impaired	1
Transfers of financial instruments	(1)
Ending balance	3	4
Net movement in the year	(1)
Charge/(release) to the Income Statement	(1)
Income statement charge/(release) for the year	(1)
Financial instruments credit-impaired [member] | Subject to Lifetime ECL [member] | Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	3,043
Transfer to credit impaired	1,048
Transfer from credit impaired	(460)
Transfers of financial instruments	588
New assets originated or purchased	19
Other	52
Assets derecognised - closed good	(475)
Assets derecognised - written off	(656)
Ending balance	2,571	3,043
Net movement in the year	(472)
Financial instruments credit-impaired [member] | Stage 3 ECL [member] | Subject to Lifetime ECL [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	691
Change in economic scenarios	(8)
Changes to model	(8)
Transfer to credit impaired	31
Transfer from credit impaired	(33)
Transfers of financial instruments	(2)
Net remeasurement of ECL on stage transfer	79
New assets originated or purchased	12
Other	171
Assets derecognised - closed good	(44)
Assets derecognised - written off	(534)
Ending balance	357	691
Net movement in the year	(334)
Charge/(release) to the Income Statement	200
Recoveries net of collection costs	(36)
Income statement charge/(release) for the year	164
Financial instruments credit-impaired [member] | Corporate and commercial banking [member] | Subject to Lifetime ECL [member] | Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	388
Transfer to credit impaired	72
Transfer from credit impaired	(4)
Transfers of financial instruments	68
New assets originated or purchased	3
Other	(2)
Assets derecognised - closed good	(76)
Assets derecognised - written off	(105)
Ending balance	276	388
Net movement in the year	(112)
Financial instruments credit-impaired [member] | Corporate and commercial banking [member] | Stage 3 ECL [member] | Subject to Lifetime ECL [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	173
Transfer to credit impaired	1
Transfer from credit impaired	(2)
Transfers of financial instruments	(1)
Net remeasurement of ECL on stage transfer	18
New assets originated or purchased	1
Other	37
Assets derecognised - closed good	(18)
Assets derecognised - written off	(97)
Ending balance	113	173
Net movement in the year	(60)
Charge/(release) to the Income Statement	37
Recoveries net of collection costs	(7)
Income statement charge/(release) for the year	30
Financial instruments credit-impaired [member] | Corporate and investment banking [member] | Subject to Lifetime ECL [member] | Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	372
Other	(47)
Assets derecognised - written off	(299)
Ending balance	26	372
Net movement in the year	(346)
Financial instruments credit-impaired [member] | Corporate and investment banking [member] | Stage 3 ECL [member] | Subject to Lifetime ECL [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	242
Changes to model	(9)
Other	29
Assets derecognised - written off	(252)
Ending balance	10	242
Net movement in the year	(232)
Charge/(release) to the Income Statement	20
Recoveries net of collection costs	2
Income statement charge/(release) for the year	22
Financial instruments credit-impaired [member] | Corporate centre [member] | Subject to Lifetime ECL [member] | Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	20
Transfer to credit impaired	4
Transfer from credit impaired	(3)
Transfers of financial instruments	1
New assets originated or purchased	2
Other	3
Assets derecognised - closed good	(8)
Assets derecognised - written off	(3)
Ending balance	15	20
Net movement in the year	(5)
Financial instruments credit-impaired [member] | Corporate centre [member] | Stage 3 ECL [member] | Subject to Lifetime ECL [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	8
Transfer from credit impaired	(1)
Transfers of financial instruments	(1)
Net remeasurement of ECL on stage transfer	1
New assets originated or purchased	1
Other	1
Assets derecognised - closed good	(2)
Assets derecognised - written off	(3)
Ending balance	5	£ 8
Net movement in the year	(3)
Recoveries net of collection costs	(4)
Income statement charge/(release) for the year	£ (4)